Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	228,890	0
Units granted (in shares)	300,090	233,710
Units vested (in shares)	(609)	0
Units forfeited (in shares)	(103,251)	(4,820)
Units outstanding - ending (in shares)	425,120	228,890
Number of RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	252,440	0
Units granted (in shares)	239,280	257,260
Units vested (in shares)	(14,079)	0
Units forfeited (in shares)	(89,501)	(4,820)
Units outstanding - ending (in shares)	388,140	252,440